DIRECTORS LOAN (Details Narrative) - CAD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2025	Mar. 31, 2025
DIRECTORS LOAN
Interest rate	10.00%
Principal balance	$ 1,000,000	$ 1,025,205	$ 966,304
Loan bonus share expiration		five years